Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

(in thousands of USD)	Vessels	Vessels under construction	Right-of-use assets	Other tangible assets	Total PPE
At January 1, 2017
Cost	3,748,135	86,136	—	2,373	3,836,644
Depreciation & impairment losses	(1,364,972)	—	—	(1,596)	(1,366,568)
Net carrying amount	2,383,163	86,136	—	777	2,470,076

Acquisitions	125,486	51,201	—	1,203	177,890
Disposals and cancellations	(81,389)	—	—	(9)	(81,398)
Depreciation charges	(229,429)	—	—	(348)	(229,777)
Transfers	73,669	(73,669)	—	—	—
Translation differences	—	—	—	40	40
Balance at December 31, 2017	2,271,500	63,668	—	1,663	2,336,831
			—
At January 1, 2018			—
Cost	3,595,692	63,668	—	3,545	3,662,905
Depreciation & impairment losses	(1,324,192)	—		(1,882)	(1,326,074)
Net carrying amount	2,271,500	63,668	—	1,663	2,336,831

Acquisitions	45,750	191,726	—	588	238,064
Acquisitions through business combinations (Note 25)	1,704,250	—	—	345	1,704,595
Disposals and cancellations	(7,814)	—	—	(75)	(7,889)
Disposals and cancellations through business combinations (Note 25)	(434,000)	—		—	(434,000)
Depreciation charges	(270,018)	—	—	(564)	(270,582)
Transfer to assets held for sale	(44,995)	—	—	—	(44,995)
Transfers	255,394	(255,394)	—	—	—
Translation differences	—	—	—	(14)	(14)
Balance at December 31, 2018	3,520,067	—	—	1,943	3,522,010

At January 1, 2019
Cost	4,927,324	—	—	4,274	4,931,598
Depreciation & impairment losses	(1,407,257)	—	—	(2,331)	(1,409,588)
Net carrying amount	3,520,067	—	—	1,943	3,522,010

Acquisitions	7,024	—	549	1,012	8,585
Adoption IFRS 16	—	—	87,598	—	87,598
Disposals and cancellations	(29,386)	—	—	(52)	(29,438)
Depreciation charges	(307,738)	—	(29,265)	(643)	(337,646)
Transfer to assets held for sale (Note 3)	(12,705)	—	—	—	(12,705)
Translation differences	—	—	26	5	31
Balance at December 31, 2019	3,177,262	—	58,908	2,265	3,238,435

At December 31, 2019
Cost	4,815,910	—	88,182	5,042	4,909,134
Depreciation & impairment losses	(1,638,648)	—	(29,274)	(2,777)	(1,670,699)
Net carrying amount	3,177,262	—	58,908	2,265	3,238,435

In 2019, the Cap Theodora, Cap Pierre, Cap Diamant and Fraternity have been dry-docked. The cost of planned repairs and maintenance is capitalized and included under the heading Acquisitions.

The adoption of IFRS 16 as of January 1, 2019 (see Note 1.19), resulted in the recognition of right-of-use assets of $87.6 million on the balance sheet which are included under the heading Adoption IFRS 16.

Disposal of assets – Gains/losses

(in thousands of USD)	Sale price	Book Value	Gain	Loss
TI Topaz - Sale	20,790	41,817	—	(21,027)
Flandre - Sale	45,000	24,693.3	20,306.7	—
Cap Georges - Sale	9,310	801.4	8,508.6	—
Artois - Sale	21,780	14,077	7,703	—
Other	29	9	20	—
At December 31, 2017	96,909	81,397.7	36,538.3	(21,027)

	Sale price	Book Value	Gain	Loss
Cap Jean - Sale	10,175	—	10,175	—
Cap Romuald - Sale	10,282	1,319	8,963	—
Gener8 Companion - Sale	6,305	6,495	—	(190)
Other	—	—	—	(83)
At December 31, 2018	26,762	7,814	19,138	(273)

	Sale price	Book Value	Gain	Loss
Felicity - Sale	42,000	42,000	—	—
Compatriot - Sale	6,615	6,173	442	—
VK Eddie - Sale	37,620	23,212	14,408	—
Other	29	—	29	(75)
At December 31, 2019	86,264	71,385	14,879	(75)

On October 31, 2018, the group sold the Suezmax Felicity (2009 - 157,667 dwt), for $42.0 million. This vessel was accounted for as a non-current asset held for sale as at December 31, 2018 and had a carrying value of $45.0 million. The vessel was delivered to its new owner on January 9, 2019 and the impairment loss of $3.0 million was recorded in 2018.

On February 11, 2019, Euronav sold the LR1 Genmar Compatriot (2004 – 72,768 dwt) for a net sale price of $6.6 million. The Company recorded a capital gain of $0.4 million in the second quarter of 2019 upon delivery to its new owner on May 21, 2019.

On July 12, 2019, the group sold the VLCC VK Eddie (2005 - 305,261 dwt) for $37.6 million. A capital gain on the sale of $14.4 million was recorded during the third quarter of 2019 upon delivery to its new owner on August 5, 2019.

Impairment
The Group performed a review of the internal as well as external indicators of impairment to consider whether further testing was necessary, and determined that there were no indicators present as of December 31, 2019 that would trigger the requirement to perform a more in-depth impairment analysis. Refer to accounting policy 12.2 for a description of the indicators that the Group used in its assessment. Such computation will be implemented in future periods when events and changes in circumstances indicate that an impairment might exist and the carrying amount of the assets might not be recovered.

Security
All tankers financed are subject to a mortgage to secure bank loans (see Note 16).
Vessels on order or under construction
The group had no vessels under construction as at December 31, 2019 and December 31, 2018.
Capital commitment
As at December 31, 2019 and December 31, 2018 the Group had no capital commitments.